Subsequent Events	12 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent events

Note 20 - Subsequent events

On July 28, 2020, the Company approved to dissolve Beijing Ruchang Management Consulting Co., Ltd. Beijing Ruchang was subsequently dissolved on September 11, 2020.

On August 12, 2020, the Company filed a prospectus on the Form F-3 to offer the securities to register an aggregate value of up to US$66,000,000 of the Company's securities. The Company filed amendments in September and October 2020 and is pending approval from the SEC.